Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Hedged exposures	kr 205.2	kr 201.1
Unhedged exposures	221.7	219.4
Gross exposure	426.9	420.5
IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	205.2	201.1
Unhedged exposures	165.1	162.5
Gross exposure	370.2	363.6
Central governments
Disclosure of credit risk exposure [line items]
Hedged exposures	186.2	178.9
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Central governments | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	186.2	178.9
Central governments | Financial guarantee contracts | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Hedged exposures	174.1	166.0
Central governments | Financial guarantee contracts | Guarantees by the Swedish Export Credit Agency | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	174.1	166.0
Central governments | Financial guarantee contracts | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Hedged exposures	2.5	3.4
Central governments | Financial guarantee contracts | Guarantees by other export credit agencies | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	2.5	3.4
Central governments | Financial guarantee contracts | Other guarantees
Disclosure of credit risk exposure [line items]
Hedged exposures	9.6	9.5
Central governments | Financial guarantee contracts | Other guarantees | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	9.6	9.5
Regional governments
Disclosure of credit risk exposure [line items]
Hedged exposures	1.7	1.8
Regional governments | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	1.7	1.8
Multilateral development banks
Disclosure of credit risk exposure [line items]
Hedged exposures	0.0	0.7
Multilateral development banks | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	0.0	0.7
Financial institutions
Disclosure of credit risk exposure [line items]
Hedged exposures	3.9	4.5
Unhedged exposures - hedge issuer in same group as counterparty	0.0	0.0
Financial institutions | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	3.9	4.5
Financial institutions | Financial guarantee contracts
Disclosure of credit risk exposure [line items]
Hedged exposures	3.9	4.5
Financial institutions | Financial guarantee contracts | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	3.9	4.5
Corporates
Disclosure of credit risk exposure [line items]
Hedged exposures	13.4	15.2
Unhedged exposures - hedge issuer in same group as counterparty	39.0	36.1
Corporates | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	13.4	15.2
Corporates | Financial guarantee contracts | Other guarantees
Disclosure of credit risk exposure [line items]
Hedged exposures	4.4	4.2
Corporates | Financial guarantee contracts | Other guarantees | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	4.4	4.2
Corporates | Credit insurance from insurance companies
Disclosure of credit risk exposure [line items]
Hedged exposures	9.0	11.0
Corporates | Credit insurance from insurance companies | IFRS 9
Disclosure of credit risk exposure [line items]
Hedged exposures	9.0	11.0
Central governments
Disclosure of credit risk exposure [line items]
Hedged exposures	92.2	72.2
Unhedged exposures	30.6	18.6
Gross exposure	122.8	90.8
Central governments | Central governments
Disclosure of credit risk exposure [line items]
Hedged exposures	92.0	71.7
Central governments | Central governments | Financial guarantee contracts | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Hedged exposures	92.0	71.6
Central governments | Central governments | Financial guarantee contracts | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Hedged exposures	0.0	0.1
Central governments | Financial institutions
Disclosure of credit risk exposure [line items]
Hedged exposures	0.0	0.1
Central governments | Financial institutions | Financial guarantee contracts
Disclosure of credit risk exposure [line items]
Hedged exposures	0.0	0.1
Central governments | Corporates
Disclosure of credit risk exposure [line items]
Hedged exposures	0.2	0.4
Central governments | Corporates | Credit insurance from insurance companies
Disclosure of credit risk exposure [line items]
Hedged exposures	0.2	0.4
Regional governments
Disclosure of credit risk exposure [line items]
Hedged exposures	1.8	0.9
Unhedged exposures	9.7	16.9
Gross exposure	11.5	17.8
Regional governments | Central governments
Disclosure of credit risk exposure [line items]
Hedged exposures	1.8	0.9
Regional governments | Central governments | Financial guarantee contracts | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Hedged exposures	1.8	0.9
Multilateral development banks
Disclosure of credit risk exposure [line items]
Unhedged exposures	5.1	6.3
Gross exposure	5.1	6.3
Public sector entity
Disclosure of credit risk exposure [line items]
Unhedged exposures		1.0
Gross exposure	0.0	1.0
Financial institutions
Disclosure of credit risk exposure [line items]
Hedged exposures	21.3	21.5
Unhedged exposures	28.4	29.6
Gross exposure	49.7	51.1
Financial institutions | Central governments
Disclosure of credit risk exposure [line items]
Hedged exposures	20.9	21.0
Financial institutions | Central governments | Financial guarantee contracts | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Hedged exposures	20.9	21.0
Financial institutions | Regional governments
Disclosure of credit risk exposure [line items]
Hedged exposures	0.4	0.5
Corporates
Disclosure of credit risk exposure [line items]
Hedged exposures	89.8	106.5
Unhedged exposures	148.0	147.0
Gross exposure	237.8	253.5
Corporates | Central governments
Disclosure of credit risk exposure [line items]
Hedged exposures	71.5	85.3
Corporates | Central governments | Financial guarantee contracts | Guarantees by the Swedish Export Credit Agency
Disclosure of credit risk exposure [line items]
Hedged exposures	59.4	72.5
Corporates | Central governments | Financial guarantee contracts | Guarantees by other export credit agencies
Disclosure of credit risk exposure [line items]
Hedged exposures	2.4	3.3
Corporates | Central governments | Financial guarantee contracts | Other guarantees
Disclosure of credit risk exposure [line items]
Hedged exposures	9.6	9.5
Corporates | Regional governments
Disclosure of credit risk exposure [line items]
Hedged exposures	1.3	1.3
Corporates | Multilateral development banks
Disclosure of credit risk exposure [line items]
Hedged exposures	0.0	0.7
Corporates | Financial institutions
Disclosure of credit risk exposure [line items]
Hedged exposures	3.8	4.4
Corporates | Financial institutions | Financial guarantee contracts
Disclosure of credit risk exposure [line items]
Hedged exposures	3.8	4.4
Corporates | Corporates
Disclosure of credit risk exposure [line items]
Hedged exposures	13.2	14.8
Corporates | Corporates | Financial guarantee contracts | Other guarantees
Disclosure of credit risk exposure [line items]
Hedged exposures	4.4	4.2
Corporates | Corporates | Credit insurance from insurance companies
Disclosure of credit risk exposure [line items]
Hedged exposures	8.8	10.6
Equity exposures
Disclosure of credit risk exposure [line items]
Unhedged exposures		0.0
Gross exposure	kr 0.0	kr 0.0